Share Capital and Reserves	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Share capital and reserves

NOTE 20: Share capital and reserves

At December 31, 2021, the Company’s share capital was represented by the following number of shares (units). Only one class of shares (common shares) exists, and they have no par value.

For the years ended December 31	2021	2020
Common shares	155,969,226	90,691,449
Total outstanding shares	155,969,226	90,691,449

On November 8, 2021, the Company announced that completion of a capital increase by means of an initial public offering in the United States of 3,750,000 American Depositary Shares, or “ADS” (each representing 10 ordinary shares of the Company with no nominal value per share) at an issue price of $12 per ADS, resulting in gross proceeds of $45.0 million. As a result of this capital increase, its share capital has increased from €90,132,067.69 to €118,662,067.69 and the number of issued and outstanding shares has increased from 118,469,226 to 155,969,226 ordinary shares, through the issuance of a total of 37,500,000 new shares.

On January 21, 2021, the company announced the successful pricing of its capital increase with the offering of new ordinary shares. The Company raised €25.0 million ($30.4 million) in gross proceeds by means of a private placement of 27,777,777 new shares at an issue price of €0.90 per share through an accelerated bookbuild offering. As a result of the issuance of new shares, the Company’s share capital increased from €68,998,734.95 to €90,132,067.69 and its issued and outstanding shares increased from 90,691,449 to 118,469,226 ordinary shares.

On May 15, 2020, the Company announced that MVM V LP and MVM GP (No.5) LP, funds managed by MVM Partners LLP (collectively “MVM”), completed their equity investment in the Company for an aggregate amount of €12.7 million ($13.7 Million). As a result of the investment, the Company’s share capital was increased from €56,260,102.01 to €68,998,734.95, through the issuance of 20,162,924 new ordinary shares of the Company at an issue price of (rounded) €0.632 per share.

	Thousands of $/		Thousands of €/
For the years ended December 31	Share Capital	Issuance Premium	Share Capital	Issuance Premium
As of January 1, 2020	62,841	136,349	49,754	112,078
May 2020 – Issuance of 20,162,924 shares (*)	13,875	0	12,460	0
As of December 31st, 2020	76,716	136,349	62,214	112,078
January 2021 – Issuance of 27,777,777 shares (*)	23,632	4,693	19,473	3,867
November 2021 – Issuance of 37,500,000 shares (*)	28,106	12,135	24,412	10,536
As of December 31st, 2021	128,454	153,177	106,099	126,481

(*)	net of expenses

The capital stock and the issuance premium amounted to the following:

	Thousands of $/		Thousands of €/
For the years ended December 31	2021	2020	2021	2020
Share Capital as per statutory accounts	143,419	84,903	118,662	68,999
Capital increase costs	(14,965)	(8,187)	(12,564)	(6,785)
Share capital under IFRS	128,454	76,716	106,098	62,214
Issuance premium	153,177	136,349	126,481	112,078
Share capital and issuance premium	281,631	213,065	232,579	174,292

The history of the Share Capital can be found in “General Information; Capital and Shares”.